Employee compensation - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Total employee compensation	$ 28,755	$ 22,714	$ 54,823	$ 44,589